BMO Funds, Inc.

111 East Kilbourn Avenue

Milwaukee, WI 53202

Ph. (direct): 414-287-8754

January 11, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE: BMO Funds, Inc. (Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

Attached for filing on behalf of BMO Funds, Inc. (the “Company”) pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find exhibits containing interactive data relating to a series of the Company (the “Fund”). The interactive data mirrors the summary information in the final form of the prospectus which was filed on January 2, 2019 under Rule 497(c) (SEC Accession No. 0001193125-19-000440). This filing is being made for the sole purpose of submitting the XBRL exhibits for the Fund.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

BMO FUNDS, INC.

/s/ Michael J. Murphy

Michael J. Murphy Secretary